Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Net book value	$ 15,807	$ 16,409
Equipment
Property, Plant and Equipment [Line Items]
Cost	77	80
Accumulated depreciation	(36)	(34)
Net book value	41	46
Depreciation and amortization expense	$ 9	$ 18	$ 9